NATURE OF OPERATIONS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Feb. 28, 2021	Dec. 31, 2020
Current assets			$ 40,691	$ 151,230		$ 53,305
Current liabilities			$ 48,450	$ 78,009		$ 45,531
ITHAX ACQUISITION CORP.
Gross proceeds debt received					$ 3,576
Outstanding Equity Ownership Percentage			62.90%
Repayments of Debt	$ 15,454
PPP Loan			$ 1,576
Current assets			40,691
Current liabilities			48,450
Estimated to increase maximum shareholder redemption of common stock			150,000
Shareholder no redemption of common stock			267,144
Gross proceeds form PIPE			50,000
Un-restricted cash			15,506
Unused line of credit			$ 15,000
ITHAX ACQUISITION CORP. | Maximum [Member]
Repayments of Debt		$ 11,401
ITHAX ACQUISITION CORP. | Public Shareholders
Ownership percentage			100.00%